MFS® U.S. Government Cash Reserve Fund
MFS® U.S. Government Cash Reserve Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® U.S. Government Cash Reserve Fund	A	B	529B	C	529C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® U.S. Government Cash Reserve Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R6
Management Fee		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.29%	0.29%	0.29%	0.29%	0.34%	0.34%	0.34%	0.29%	0.29%	0.29%	0.29%	0.21%
Total Annual Fund Operating Expenses		0.94%	1.69%	1.69%	0.69%	0.99%	1.74%	1.74%	1.69%	1.19%	0.94%	0.69%	0.61%
Fee Reductions and/or Expense Reimbursements	[1]	(0.25%)	(1.00%)	(1.00%)	none	(0.25%)	(1.00%)	(1.00%)	(1.00%)	(0.50%)	(0.25%)	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.69%	0.69%	0.69%	0.69%	0.74%	0.74%	0.74%	0.69%	0.69%	0.69%	0.69%	0.61%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2 and Class R3 service fee to 0.00% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2019. MFS Fund Distributors, Inc., has agreed in writing to waive the Class B, Class C, Class 529B, Class 529C, Class R1 and Class R2 distribution fee to 0.00% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2019.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® U.S. Government Cash Reserve Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	70	275	496	1,132
B	470	735	1,024	1,713
C	170	435	824	1,914
I	70	221	384	859
529B	476	750	1,050	1,768
529C	176	450	850	1,969
R1	70	435	824	1,914
R2	70	328	606	1,399
R3	70	275	496	1,132
R4	70	221	384	859
R6	62	195	340	762

Expense Example No Redemption - MFS® U.S. Government Cash Reserve Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	70	435	824	1,713
C	70	435	824	1,914
529A	76	290	523	1,190
529B	76	450	850	1,768
529C	76	450	850	1,969

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.  MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 per share price, liquidity, and income.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund are:

Interest Rate Risk:  In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall.  A major or unexpected increase in interest rates could cause the fund’s share price to decrease to below $1.00 per share.

Credit and Market Risk: The value of a money market instrument depends on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment.  The value of a money market instrument can also decline in response to changes in, or perceptions of, the financial condition of the issuer or borrower, changes in, or perceptions of, specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in, or perceptions of, general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Redemption Risk: Large or frequent redemptions could cause the fund’s share price to decrease to below $1.00 per share.

Issuer Focus Risk:  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

Performance information prior to July 1, 2014, reflects time periods when the fund was not considered a U.S. Government money market fund and had different investment policies and strategies. The fund’s investment policies and strategies changed effective July 1, 2014. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2018, was 0.74%. During the period(s) shown in the bar chart, the highest quarterly return was 0.86% (for the calendar quarter ended March 31, 2008) and the lowest quarterly return was 0.00% (for the calendar quarter ended March 31, 2017).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2017)
Average Annual Returns - MFS® U.S. Government Cash Reserve Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares	0.20%	0.04%	0.23%
B	B Shares	(3.80%)	(0.36%)	0.14%
C	C Shares	(0.80%)	0.04%	0.14%
I	I Shares	0.20%	0.04%	0.23%
529A	529A Shares	0.17%	0.03%	0.21%
529B	529B Shares	(3.83%)	(0.37%)	0.13%
529C	529C Shares	(0.83%)	0.03%	0.13%
R1	R1 Shares	0.20%	0.04%	0.14%
R2	R2 Shares	0.20%	0.04%	0.19%
R3	R3 Shares	0.20%	0.04%	0.21%
R4	R4 Shares	0.20%	0.04%	0.23%
R6	R6 Shares	0.20%	0.04%	0.23%